Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Accounts receivables, allowance	¥ 924	$ 145	¥ 12,496
Current liabilities	4,301,347	674,975	1,832,940
Non-current liabilities	4,265,972	$ 669,424	4,687,190
Common stock, par value per share | $ / shares		$ 0.00001
VIEs
Current liabilities	2,225,938	$ 349,299	1,226,685
Non-current liabilities	196,730	30,871	212,413
VIEs | Nonrecourse
Current liabilities	114,478	17,965	102,267
Non-current liabilities	¥ 196,730	$ 30,871	¥ 212,413
Class A Ordinary Shares
Common stock, shares authorized	4,500,000,000	4,500,000,000	4,500,000,000
Common stock, shares, issued	358,376,753	358,376,753	344,577,783
Common stock, value, outstanding	358,376,753	358,376,753	344,577,783
Class B Ordinary Shares
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares, issued	368,500,979	368,500,979	380,214,434
Common stock, value, outstanding	368,500,979	368,500,979	380,214,434